Retirement Plans - Information about Pension Plan (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Change in benefit obligation:
Beginning benefit obligation	$ 16,934	$ 15,008
Service cost	939	846
Interest cost	915	798
Actuarial (gain)/loss	3,474	1,244
Benefits paid	(658)	(962)
Ending benefit obligation	21,604	16,934
Change in plan assets, at fair value:
Beginning plan assets	11,445	11,206
Actual return	1,181	71
Employer contribution	1,510	1,152
Benefits paid	(658)	(962)
Administrative expenses	(37)	(22)
Ending plan assets	13,441	11,445
Funded status at end of year	$ (8,163)	$ (5,489)